Mayer Brown LLP

71 South Wacker Drive

Chicago, Illinois 60606

Lawrence R. Hamilton

Direct Dial: (312) 701-7055

Facsimile: (312) 706-8333

August 10, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	DNP Select Income Fund Inc.

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of DNP Select Income Fund Inc., a Maryland corporation registered under the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end diversified management investment company (the “Company”), filed herewith is an amendment to the Registration Statement on Form N-2, including exhibits, filed under the Securities Act of 1933 and the Investment Company Act.

On August 26, 2008, the Company received an order under section 6(c) of the Investment Company Act (Investment Company Act Release No. 28368), granting an exemption from section 19(b) of the Investment Company Act and rule 19b-1 thereunder to conditionally permit the Company to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified by or determined in accordance with the terms of any outstanding preferred stock as the Company may issue.

Please direct any questions regarding this filing to the undersigned at (312) 701-7055 or LHamilton@mayerbrown.com. Please note that I will be out of the office from August 13 to 17. In my absence, please direct any questions to Philip J. Niehoff at (312) 701-7843 or PNiehoff@mayerbrown.com.

Very truly yours,

/s/ Lawrence R. Hamilton
Lawrence R. Hamilton

cc: Philip J. Niehoff